CASH AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2021
CASH AND RESTRICTED CASH
CASH AND RESTRICTED CASH

3     CASH AND RESTRICTED CASH

A reconciliation of cash and restricted cash in the consolidated balance sheets to the amounts in the consolidated statements of cash flows is as follows:

	As of December 31,
	2020	2021

Cash	16,259,457	9,968,109
Restricted cash - current assets	86,829	2,014,304
Restricted cash - non-current assets	146,643	43,954

Total cash and restricted cash shown in the consolidated statements of cash flows	16,492,929	12,026,367

Restricted cash was primarily to secure the repayment of bank borrowings and related interests.